Exceptional items	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Exceptional items
3    Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2020	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(183)	53	(130)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,546)	241	(1,305)

Attributable to non-controlling interests	(291)	90	(201)
Attributable to BHP shareholders	(1,255)	151	(1,104)

Samarco Mineração S.A. (Samarco) dam failure
The FY2020 exceptional loss of US$176 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2020	US$M
Other income	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (1)	(95)
Samarco Germano dam decommissioning	46
Samarco dam failure provision	(459)
Net finance costs	(93)

Total (2)	(176)

(1)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Cancellation of power contracts
Reflects an onerous contract provision in relation to the cancellation of power contracts at the Group’s Escondida and Spence operations, as part of the shift towards 100 per cent renewable energy supply contracts.
COVID-19 related costs
COVID-19 can be considered a single protracted globally pervasive event with financial impacts expected over a number of reporting periods. The exceptional item reflects the directly attributable COVID-19 pandemic related additional costs for the Group for FY2020, including costs associated with the increased provision of health and hygiene services and the impacts of maintaining social distancing requirements.
Cerro Colorado impairment
The Group recognised an impairment charge of US$492 million (after tax) in relation to Cerro Colorado. This reflects the decision taken by the Group to reduce Cerro Colorado’s throughput for the remaining period of its current environmental licence, which expires at the end of CY2023.
The exceptional items relating to the year ended 30 June 2019 and the year ended 30 June 2018 are detailed below.
30 June 2019

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Samarco Mineração S.A. (Samarco) dam failure
The FY2019 exceptional loss of US$1,060 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2019	US$M
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (1)	(96)
Samarco Germano dam decommissioning	(263)
Samarco dam failure provision	(586)
Net finance costs	(108)

Total (2)	(1,060)

(1)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Global taxation matters
Global taxation matters includes amounts released from provisions for tax matters and other claims resolved during the period.
30 June 2018

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Samarco Mineração S.A. (Samarco) dam failure
The FY2018 exceptional
l
oss of US$650 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (1)	(80)
Samarco dam failure provision	(429)
Net finance costs	(84)

Total (2)	(650)

(1)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
US tax reform
On 22 December 2017, the US President signed the Tax Cuts and Jobs Act (the TCJA) into law. The TCJA (effective 1 January 2018) includes a broad range of tax reforms affecting the Group, including, but not limited to, a reduction in the US corporate tax rate from 35 per cent to 21 per cent and changes to international tax provisions.
Following enactment of the TCJA, the Group has recognised an exceptional income tax charge of US$2,320 million, primarily relating to the reduced US corporate income tax rate, which resulted in re-measurement
of the Group’s deferred tax position and impairment of foreign tax credits due to reduced forecast utilisation, together with tax charges on the deemed repatriation of accumulated earnings of non-US
subsidiaries.

Year ended 30 June 2018	US$M
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate	(1,390)
Impairment of foreign tax credits	(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries	(194)
Recognition of Alternative Minimum Tax Credits	95
Other impacts	3

Total (1)	(2,320)

(1)	Refer to note 6 ‘Income tax expense’ for further information.